FINANCIAL RISK MANAGEMENT - Credit risk (Details) - Credit risk - USD ($)	Jun. 30, 2025	Dec. 31, 2024
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	$ 4,261,984	$ 5,296,281
Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	448,765	381,899
Short-term investments
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	$ 3,813,219	$ 4,914,382